Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay MacKay Growth Fund | Class A
Prospectus:
Trading Symbol	KLGAX
MainStay MacKay Growth Fund | Class R6
Prospectus:
Trading Symbol	KLGDX
MainStay MacKay Growth Fund | Investor Class
Prospectus:
Trading Symbol	KLGNX
MainStay MacKay Growth Fund | Class R2
Prospectus:
Trading Symbol	KLGRX
MainStay MacKay Growth Fund | Class I
Prospectus:
Trading Symbol	KLGIX
MainStay MacKay Growth Fund | Class C
Prospectus:
Trading Symbol	KLGCX
MainStay MacKay Growth Fund | Class B
Prospectus:
Trading Symbol	KLGBX